Fair Value Measurements Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The following table summarizes the carrying amount and fair value of the Company's non-derivative financial instruments at December 31, 2016:

Successor	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2016
Debt	$1,203	$—	$1,243	$—	$1,243
Predecessor
December 31, 2015
Debt	$1,205	$—	$909	$—	$909